Capital and funding - Summary of Currency Retranslation Reserve (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Movement in foreign currency translation reserve [abstract]
Currency retranslation reserve beginning balance	€ (7,068)	€ (4,712)
Currency retranslation of group companies net assets and liabilities during the year	176	(1,490)
Movement in net investment hedges and exchange differences in net investments in foreign operations	849	(866)
Currency retranslation reserve ending balance	€ (6,043)	€ (7,068)